WILMER CUTLER PICKERING
 HALE AND DORR LLP




                                                     David C. Phelan
                                                     60 State Street
                                                     Boston, MA 02109
                                                     + 1 617 526 6372
                                                     + 1 617 526 5000 fax
                                                     david.phelan@wilmerhale.com


September 8, 2004

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re: Registration Statement on Form N-1A of Pioneer Value Fund (the "Fund") (File Nos. 2-32773; 811-01835)


Ladies and Gentlemen:

         Enclosed for filing is Post-Effective Amendment No. 61 to the above referenced Fund's Registration Statement on Form N-1A (the "Amendment") under
(1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and Rule 8b-11 thereunder, (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) of Regulation S-T. The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Fund and, pursuant to Rule 302 of Regulation S-T, the Fund will retain a manually executed copy of the Amendment. The electronic copy of the Amendment contains the conformed signatures.

         The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purposes of adding a new class of shares: Investor Class shares. The Investor Class shares will primarily be issued in connection with the anticipated reorganization of Safeco Large-Cap Value Fund (the "Safeco Fund") into Fund. Upon the consummation of the reorganization, shareholders of the Safeco Fund will receive Investor Class shares of the Fund.

         The Investor Class shares issued in the reorganization are being separately registered pursuant to a registration statement on Form N-14, which was filed with the Securities and Exchange Commission on August 20, 2004. Investor Class shares will not be offered to any other investors and will convert to Class A shares of the relevant Pioneer Fund two years from the date of the reorganization. Consequently, the Investor Class shares registered pursuant to the Amendment on Form N-1A only apply to the shares issued upon reinvested dividends.

         Please note that the disclosure in this Amendment will be substantially similar for all the amendments on Form N-1A which we intend to file for the following existing Pioneer registrants involved in the reorganization:

o        Pioneer America Income Trust
o        Pioneer Balanced Fund
o        Pioneer Bond Fund

   BALTIMORE     BERLIN     BOSTON    BRUSSELS     LONDON     MUNICH
NEW YORK       NORTH VIRGINIA     OXFORD    PRINCETON     WALTHAM     WASHINGTON
--------------------------------------------------------------------------------

Securities and Exchange Commission
September 8, 2004
Page 2

o        Pioneer Cash Reserves Fund (a series of Pioneer Money Market Fund)
o        Pioneer Fund
o        Pioneer Growth Shares
o        Pioneer High Yield Fund
o        Pioneer International Equity Fund
o        Pioneer Mid Cap Value Fund
o        Pioneer Small Cap Value Fund
o        Pioneer Tax Free Income Fund

         The investment advisory contract of the Safeco Fund was terminated on August 2, 2004 as a result of the transfer of a controlling interest in the Safeco Fund's investment adviser, Safeco Asset Management, Inc. The Board of Trustees of the Safeco Fund has appointed Pioneer Investment Management, Inc. as the investment adviser to the Safeco Fund on an interim basis pursuant to Rule 15a-4 under the Investment Company Act of 1940, and has approved the reorganizations of the Safeco Fund into the Fund. Due to the 150-day limitation under Rule 15a-4, the Fund respectfully requests that the staff of the Securities and Exchange Commission provide comments as soon as practicable to enable the Fund to consummate the reorganization prior to the expiration of the 150-day period.

         In accordance with Rule 461 of Regulation C under the 1933 Act, the Trust, on behalf of each Pioneer Fund, and Pioneer Funds Distributor, Inc., the Trust's principal underwriter, intend to request under separate cover the acceleration of the effective date of the Amendment to the date that the Trust's registration statement on Form N-14 is declared effective.

         If you have any questions or comments on the Amendment, please contact me at 617-526-6372 (collect) or Elaine S. Kim at (617) 526-6685 (collect).



Very truly yours,



/s/ David C. Phelan
David C. Phelan


cc:  Christopher J. Kelley, Esq.